Class A Ordinary Shares Subject to Possible Redemption - Additional Information (Details) - Common Class A [Member]	3 Months Ended
Mar. 11, 2021 $ / shares shares
Common Stock, Shares Authorized	200,000,000
Common Stock, No Par Value | $ / shares	$ 0.0001
Common Stock, Voting Rights	one vote
Temporary Equity, Shares Outstanding	23,000,000